Relevant Events (Details) - Schedule of Banco De Chile Reported Essential Facts that Registered in the Financial Market Commission CLF in Millions	12 Months Ended
Dec. 31, 2023 CLF
January 6, 2023 [Member]
Relevant Events (Details) - Schedule of Banco De Chile Reported Essential Facts that Registered in the Financial Market Commission [Line Items]
Date	January 6, 2023
Registration number in the Securities Registry	11/2022
Amount	CLF 4,000,000
Maturity date	Sep. 01, 2035
Average rate	2.61%
March 16, 2023 [Member]
Relevant Events (Details) - Schedule of Banco De Chile Reported Essential Facts that Registered in the Financial Market Commission [Line Items]
Date	March 16, 2023
Registration number in the Securities Registry	14/2016
Amount	CLF 9,750,000,000
Maturity date	May 01, 2027
Average rate	6.55%
March 23, 2023 [Member]
Relevant Events (Details) - Schedule of Banco De Chile Reported Essential Facts that Registered in the Financial Market Commission [Line Items]
Date	March 23, 2023
Registration number in the Securities Registry	14/2016
Amount	CLF 11,250,000,000
Maturity date	May 01, 2027
Average rate	6.55%
April 11, 2023 [Member]
Relevant Events (Details) - Schedule of Banco De Chile Reported Essential Facts that Registered in the Financial Market Commission [Line Items]
Date	April 11, 2023
Registration number in the Securities Registry	11/2022
Amount	CLF 650,000
Maturity date	May 01, 2035
Average rate	2.50%
April 28, 2023 [Member]
Relevant Events (Details) - Schedule of Banco De Chile Reported Essential Facts that Registered in the Financial Market Commission [Line Items]
Date	April 28, 2023
Registration number in the Securities Registry	11/2015
Amount	CLF 500,000
Maturity date	Aug. 01, 2032
Average rate	2.65%
May 18, 2023 [Member]
Relevant Events (Details) - Schedule of Banco De Chile Reported Essential Facts that Registered in the Financial Market Commission [Line Items]
Date	May 18, 2023
Registration number in the Securities Registry	11/2022
Amount	CLF 460,000
Maturity date	Sep. 01, 2034
Average rate	2.78%
June 2, 2023 [Member]
Relevant Events (Details) - Schedule of Banco De Chile Reported Essential Facts that Registered in the Financial Market Commission [Line Items]
Date	June 2, 2023
Registration number in the Securities Registry	11/2015
Amount	CLF 300,000
Maturity date	Dec. 01, 2032
Average rate	2.96%
June 6, 2023 [Member]
Relevant Events (Details) - Schedule of Banco De Chile Reported Essential Facts that Registered in the Financial Market Commission [Line Items]
Date	June 6, 2023
Registration number in the Securities Registry	11/2022
Amount	CLF 215,000
Maturity date	Sep. 01, 2034
Average rate	2.78%
June 8, 2023 [Member]
Relevant Events (Details) - Schedule of Banco De Chile Reported Essential Facts that Registered in the Financial Market Commission [Line Items]
Date	June 8, 2023
Registration number in the Securities Registry	11/2015
Amount	CLF 290,000
Maturity date	Aug. 01, 2029
Average rate	3.39%
June 9, 2023 [Member]
Relevant Events (Details) - Schedule of Banco De Chile Reported Essential Facts that Registered in the Financial Market Commission [Line Items]
Date	June 9, 2023
Registration number in the Securities Registry	11/2015
Amount	CLF 510,000
Maturity date	Aug. 01, 2029
Average rate	3.39%
June 9, 2023 [Member]
Relevant Events (Details) - Schedule of Banco De Chile Reported Essential Facts that Registered in the Financial Market Commission [Line Items]
Date	June 9, 2023
Registration number in the Securities Registry	11/2015
Amount	CLF 740,000
Maturity date	Dec. 01, 2031
Average rate	2.94%
June 12, 2023 [Member]
Relevant Events (Details) - Schedule of Banco De Chile Reported Essential Facts that Registered in the Financial Market Commission [Line Items]
Date	June 12, 2023
Registration number in the Securities Registry	11/2022
Amount	CLF 4,000,000
Maturity date	May 01, 2033
Average rate	2.89%
June 15, 2023 [Member]
Relevant Events (Details) - Schedule of Banco De Chile Reported Essential Facts that Registered in the Financial Market Commission [Line Items]
Date	June 15, 2023
Registration number in the Securities Registry	11/2015
Amount	CLF 650,000
Maturity date	Aug. 01, 2029
Average rate	3.26%
June 16, 2023 [Member]
Relevant Events (Details) - Schedule of Banco De Chile Reported Essential Facts that Registered in the Financial Market Commission [Line Items]
Date	June 16, 2023
Registration number in the Securities Registry	11/2022
Amount	CLF 200,000
Maturity date	Sep. 01, 2034
Average rate	2.78%
August 1, 2023 [Member]
Relevant Events (Details) - Schedule of Banco De Chile Reported Essential Facts that Registered in the Financial Market Commission [Line Items]
Date	August 1, 2023
Registration number in the Securities Registry	11/2015
Amount	CLF 155,000
Maturity date	Feb. 01, 2033
Average rate	3.04%
August 18, 2023 [Member]
Relevant Events (Details) - Schedule of Banco De Chile Reported Essential Facts that Registered in the Financial Market Commission [Line Items]
Date	August 18, 2023
Registration number in the Securities Registry	11/2015
Amount	CLF 515,000
Maturity date	Feb. 01, 2033
Average rate	3.35%
August 24, 2023 [Member]
Relevant Events (Details) - Schedule of Banco De Chile Reported Essential Facts that Registered in the Financial Market Commission [Line Items]
Date	August 24, 2023
Registration number in the Securities Registry	11/2015
Amount	CLF 250,000
Maturity date	Dec. 01, 2032
Average rate	3.34%
August 25, 2023 [Member]
Relevant Events (Details) - Schedule of Banco De Chile Reported Essential Facts that Registered in the Financial Market Commission [Line Items]
Date	August 25, 2023
Registration number in the Securities Registry	9/2015
Amount	CLF 630,000
Maturity date	Feb. 01, 2028
Average rate	3.61%
August 29, 2023 [Member]
Relevant Events (Details) - Schedule of Banco De Chile Reported Essential Facts that Registered in the Financial Market Commission [Line Items]
Date	August 29, 2023
Registration number in the Securities Registry	9/2015
Amount	CLF 1,370,000
Maturity date	Feb. 01, 2028
Average rate	3.61%
August 29, 2023 [Member]
Relevant Events (Details) - Schedule of Banco De Chile Reported Essential Facts that Registered in the Financial Market Commission [Line Items]
Date	August 29, 2023
Registration number in the Securities Registry	11/2015
Amount	CLF 260,000
Maturity date	Dec. 01, 2031
Average rate	3.27%
November 3, 2023 [Member]
Relevant Events (Details) - Schedule of Banco De Chile Reported Essential Facts that Registered in the Financial Market Commission [Line Items]
Date	November 3, 2023
Registration number in the Securities Registry	11/2022
Amount	CLF 210,000
Maturity date	Apr. 01, 2029
Average rate	4.16%
November 7, 2023 [Member]
Relevant Events (Details) - Schedule of Banco De Chile Reported Essential Facts that Registered in the Financial Market Commission [Line Items]
Date	November 7, 2023
Registration number in the Securities Registry	11/2022
Amount	CLF 440,000
Maturity date	Apr. 01, 2029
Average rate	4.16%
November 8, 2023 [Member]
Relevant Events (Details) - Schedule of Banco De Chile Reported Essential Facts that Registered in the Financial Market Commission [Line Items]
Date	November 8, 2023
Registration number in the Securities Registry	11/2022
Amount	CLF 900,000
Maturity date	Apr. 01, 2028
Average rate	4.26%
November 9, 2023 [Member]
Relevant Events (Details) - Schedule of Banco De Chile Reported Essential Facts that Registered in the Financial Market Commission [Line Items]
Date	November 9, 2023
Registration number in the Securities Registry	11/2022
Amount	CLF 100,000
Maturity date	Apr. 01, 2029
Average rate	4.16%
November 14, 2023 [Member]
Relevant Events (Details) - Schedule of Banco De Chile Reported Essential Facts that Registered in the Financial Market Commission [Line Items]
Date	November 14, 2023
Registration number in the Securities Registry	11/2015
Amount	CLF 680,000
Maturity date	Feb. 01, 2033
Average rate	3.90%
November 14, 2023 [Member]
Relevant Events (Details) - Schedule of Banco De Chile Reported Essential Facts that Registered in the Financial Market Commission [Line Items]
Date	November 14, 2023
Registration number in the Securities Registry	11/2015
Amount	CLF 200,000
Maturity date	Dec. 01, 2032
Average rate	3.90%
November 15, 2023 [Member]
Relevant Events (Details) - Schedule of Banco De Chile Reported Essential Facts that Registered in the Financial Market Commission [Line Items]
Date	November 15, 2023
Registration number in the Securities Registry	11/2022
Amount	CLF 660,000
Maturity date	Apr. 01, 2029
Average rate	4.16%
November 22, 2023 [Member]
Relevant Events (Details) - Schedule of Banco De Chile Reported Essential Facts that Registered in the Financial Market Commission [Line Items]
Date	November 22, 2023
Registration number in the Securities Registry	11/2015
Amount	CLF 100,000
Maturity date	Dec. 01, 2031
Average rate	3.64%
November 23, 2023 [Member]
Relevant Events (Details) - Schedule of Banco De Chile Reported Essential Facts that Registered in the Financial Market Commission [Line Items]
Date	November 23, 2023
Registration number in the Securities Registry	11/2015
Amount	CLF 300,000
Maturity date	Dec. 01, 2031
Average rate	3.60%
December 1, 2023 [Member]
Relevant Events (Details) - Schedule of Banco De Chile Reported Essential Facts that Registered in the Financial Market Commission [Line Items]
Date	December 1, 2023
Registration number in the Securities Registry	11/2022
Amount	CLF 4,000,000
Maturity date	Jun. 01, 2035
Average rate	3.67%
December 5, 2023 [Member]
Relevant Events (Details) - Schedule of Banco De Chile Reported Essential Facts that Registered in the Financial Market Commission [Line Items]
Date	December 5, 2023
Registration number in the Securities Registry	11/2015
Amount	CLF 400,000
Maturity date	Dec. 01, 2032
Average rate	3.55%
December 18, 2023 [Member]
Relevant Events (Details) - Schedule of Banco De Chile Reported Essential Facts that Registered in the Financial Market Commission [Line Items]
Date	December 18, 2023
Registration number in the Securities Registry	11/2015
Amount	CLF 250,000
Maturity date	Aug. 01, 2032
Average rate	3.31%
December 20, 2023 [Member]
Relevant Events (Details) - Schedule of Banco De Chile Reported Essential Facts that Registered in the Financial Market Commission [Line Items]
Date	December 20, 2023
Registration number in the Securities Registry	11/2015
Amount	CLF 250,000
Maturity date	Dec. 01, 2032
Average rate	3.21%